SEGMENT REPORTING - Narrative (Details) - segment	5 Months Ended	7 Months Ended
	Dec. 31, 2022	Jul. 27, 2022
Segment Reporting [Abstract]
Number of operating segments	2	1
Number of reportable segments	2	1